Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2023
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of June 30, 2023:

	Six Months Ended June 30, 2023	2022	2021	2020	2019	Prior	Total
Tier 1	$—	$94,163	$787,204	$550,235	$94,507	$35,473	$1,561,582
Tier 2	86	26,975	72,209	30,747	27,288	15,023	172,328
Tier 3	984	8,194	5,733	1,569	5,229	218	21,927
Net investment in finance leases	$1,070	$129,332	$865,146	$582,551	$127,024	$50,714	$1,755,837

Tier 1	$96,064	$493,971	$11,148	$97,690	$179,603	$—	$878,476
Tier 2	—	—	3,408	—	12,507	—	15,915
Container leaseback financing receivable	$96,064	$493,971	$14,556	$97,690	$192,110	$—	$894,391